Shareholder Report, Average Annual Return (Details) 193027_Angel Oak Total Return ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	10 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
Angel Oak Total Return ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak Total Return ETF NAV
Average Annual Return, Percent		0.84%
Bloomberg U.S. Aggregate Bond Index_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.35%